Intangibles and goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
13. Intangibles and goodwill

(in thousands of U.S. dollars)	Above market time charter	Option for time charter extension	Total Intangibles	Goodwill	Total
Historical cost, December 31, 2014	$—	—	—	—	$—
Additions	11,000	8,000	19,000	251	19,251
Disposals	—	—	—	—	—
Historical cost, December 31, 2015	11,000	8,000	19,000	251	19,251
Accumulated amortization, December 31, 2014	—	—	—	—	—
Amortization for the year	(605)	—	(605)	—	(605)
Accumulated depreciation, December 31, 2015	(605)	—	(605)	—	(605)
Intangibles and goodwill, December 31, 2015	$10,395	8,000	18,395	251	$18,646

The intangible for the above market value of the time charter contract associated with the  Höegh Gallant is amortized on a straight line basis over the remaining term of the contract. Höegh LNG and the Partnership have entered into an option agreement pursuant to which the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the existing charter in May 2020 until July 2025. The intangible for the option for time charter extension will be amortized on a straight line basis over the extension period starting in May 2020, subject to impairment testing for recoverability in the preceding periods.

The following table presents estimated future amortization expense for the intangibles:

(in thousands of U.S. dollars)	Total
2016	$2,405
2017	2,398
2018	2,398
2019	2,398
2020	$1,786

Goodwill is not amortized.